Related party transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest on withheld tax price		5.00%
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current	[1]		$ 17	$ 54	$ 54
Aiden & Jasmine Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased		3,860,733
Shares repurchased, value		$ 10,879
Interest on withheld tax		272,000
Withholding Tax Payable Non-current		$ 1,360
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current	[1]		$ 46	$ 146	$ 146
Vantage Point Global Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased		10,334,679
Shares repurchased, value		$ 29,121
Interest on withheld tax		728,000
Withholding Tax Payable Non-current		$ 3,640

[1]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,360,000 (including interest of USD 272,000) and USD 3,640,000 (including interest of USD 728,000) respectively. The interest accrued in 2019 was USD 17,000 and USD 46,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.